Note 1 - Nature of Operations	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Nature of Operations [Text Block]
(
1
)

NATURE OF OPERATIONS

We are an independent designer, manufacturer and marketer of thermal, mechanical and electrical products that are primarily used by semiconductor manufacturers in conjunction with automatic test equipment ("ATE") in the testing of integrated circuits ("ICs" or "semiconductors"). We also market our thermal products in markets outside the ATE market, such as the automotive, consumer electronics, defense/aerospace, energy, industrial and telecommunications markets.

The consolidated entity is comprised of inTEST Corporation (parent) and our wholly-owned subsidiaries. We manufacture our products in the U.S. Marketing and support activities are conducted worldwide from our facilities in the U.S., Germany and Singapore.

During
2016,
we were in the process of reorganizing our business from
three
product segments (Thermal Products, Mechanical Products and Electrical Products) into two
product segments (Thermal Solutions ("Thermal") and Electromechanical Semiconductor Products ("EMS")). Certain operational changes undertaken in the first
quarter of
2016
in connection with this reorganization are discussed further in Note
3.
This reorganization was substantially complete as of
December 31, 2016.
However, throughout
2016,
our management continued to review certain aspects of our business on the basis of three
product segments. Accordingly, the disclosures in our consolidated financial statements included in our Annual Report on Form
10
-K for the year ended
December 31, 2016
which was filed with the Securities and Exchange Commission on
March 27, 2017 (
the
"2016
Form
10
-K") were presented on the basis of
three
reportable segments. Effective
January 1, 2017,
as a result of the completion of this reorganization, we determined that we have two
reportable segments, which are also our reporting units. Accordingly, the segment information presented in these consolidated footnotes has been reclassified to reflect the changes to our reportable segments.

The semiconductor market in which we operate is characterized by rapid technological change, competitive pricing pressures and cyclical as well as seasonal market patterns. This market is subject to significant economic downturns at various times. Our financial results are affected by a wide variety of factors, including, but not
limited to, general economic conditions worldwide and in the markets in which we operate, economic conditions specific to the semiconductor market and the other markets we serve, our ability to safeguard patented technology and intellectual property in a rapidly evolving market, downward pricing pressures from customers, and our reliance on a relatively few number of customers for a significant portion of our sales. In addition, we are exposed to the risk of obsolescence of our inventory depending on the mix of future business and technological changes within the markets that we serve. In
January 2016,
we implemented a workforce reduction, as discussed further in Note
3,
which was a key element in restructuring our manufacturing operation in Mt. Laurel, New Jersey which is a part of our EMS segment, with the goal of returning this operation to profitability. These efforts were substantially completed during
2016
and we did
not
incur any further significant costs associated with these efforts. We also continue to implement an acquisition strategy that may
cause us to incur substantial expense in reviewing and evaluating potential transactions. We may
or
may
not
be successful in locating suitable businesses to acquire. In addition, if we are able to complete an acquisition, we may
not
be able to successfully integrate the acquired business with our existing business and we may
not
be able to operate the acquired business profitably. As a result of these or other factors, we may
experience significant period-to-period fluctuations in future operating results.